Schedule of Investments
November 30, 2022
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–76.44%
AMSR Trust,
Series 2020-SFR5, Class D, 2.18%, 11/17/2037(a)	$5,000,000	$4,420,389
Series 2022-SFR3, CLass D, 4.00%, 10/17/2039(a)	3,380,000	2,952,766
Angel Oak Mortgage Trust,
Series 2019-5, Class B1, 3.96%, 10/25/2049(a)(b)	2,361,000	1,867,029
Series 2020-3, Class M1, 3.81%, 04/25/2065(a)(b)	5,000,000	4,291,195
Series 2021-1, Class M1, 2.22%, 01/25/2066(a)(b)	3,164,000	1,847,310
Series 2021-7, Class M1, 3.26%, 10/25/2066(a)(b)	5,000,000	3,247,802
Series 2022-2, Class M1, 4.17%, 01/25/2067(a)(b)	5,893,000	4,367,552
Arroyo Mortgage Trust, Series 2020-1, Class A3, 3.33%, 03/25/2055(a)	4,463,000	3,732,151
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-3A, Class C, 6.48%, 02/20/2027(a)	4,000,000	3,860,491
Series 2022-5A, Class B, 7.09%, 04/20/2027(a)	4,000,000	3,993,752
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.90%, 09/15/2048(c)	15,168,716	257,315
Bank, Series 2018-BNK14, Class E, 3.00%, 09/15/2060(a)	5,750,000	3,550,741
BBCMS Mortgage Trust,
Series 2018-C2, Class C, 5.13%, 12/15/2051(b)	2,500,000	2,161,978
Series 2022-C17, Class A5, 4.44%, 09/15/2055	14,600,000	13,916,574
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 3.66%, 01/25/2035(b)	259,045	239,433
Benchmark Mortgage Trust,
Series 2018-B3, Class C, 4.69%, 04/10/2051(b)	4,375,000	3,816,095
Series 2019-B14, Class C, 3.90%, 12/15/2062(b)	4,650,000	3,650,868
Series 2019-B15, Class C, 3.84%, 12/15/2072(b)	1,000,000	777,008
Series 2019-B9, Class C, 4.97%, 03/15/2052(b)	4,000,000	3,211,686
Series 2020-B17, Class C, 3.37%, 03/15/2053(b)	3,000,000	2,286,994
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.68%, 12/16/2041(a)(d)	4,564,779	3,016,470
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 5.53% (1 mo. USD LIBOR + 1.65%), 09/15/2023(a)(e)	5,000,000	4,675,461
Principal Amount		Value
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D, 4.66%, 05/15/2052(a)(b)	$4,517,000	$4,009,429
CBAM LLC, Series 2021-15A, Class C, 6.33% (3 mo. USD LIBOR + 2.25%), 01/15/2036(a)(e)	5,000,000	4,700,355
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(b)	1,110,363	933,281
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(a)(b)	1,538,601	1,338,315
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 4.55%, 04/10/2023(a)(b)	4,885,000	4,690,207
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.38%, 04/27/2065(a)(b)	542,703	508,851
Commercial Mortgage Trust, Series 2014-CR19, Class C, 4.85%, 08/10/2024(b)	4,578,800	4,316,988
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A3, 2.73%, 04/25/2065(a)(d)	5,000,000	4,566,294
Credit Suisse Mortgage Capital Trust,
Series 2022-ATH2, Class M1, 4.98%, 05/25/2067(a)(b)	4,000,000	3,219,865
Series 2022-ATH3, Class A3, 6.57%, 08/25/2067(a)(b)	4,845,803	4,694,707
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class E, 4.08%, 01/15/2049(a)(b)	3,000,000	1,910,617
Dryden 76 CLO Ltd., Series 2019-76A, Class CR, 6.24% (3 mo. USD LIBOR + 2.00%), 10/20/2034(a)(e)	3,000,000	2,771,559
Ellington Financial Mortgage Trust, Series 2022-3, Class A1, 5.00%, 08/25/2067(a)(d)	3,911,754	3,749,136
Empower CLO Ltd., Series 2022-1A, Class A1, 6.16% (3 mo. Term SOFR + 2.20%), 10/20/2034(a)(e)	10,000,000	9,997,440
Flagstar Mortgage Trust,
Series 2018-5, Class B1, 4.47%, 09/25/2048(a)(b)	1,552,796	1,320,423
Series 2018-5, Class B2, 4.47%, 09/25/2048(a)(b)	1,860,614	1,561,087
Series 2018-6RR, Class B2, 4.93%, 10/25/2048(a)(b)	2,739,073	2,419,949
Series 2018-6RR, Class B3, 4.93%, 10/25/2048(a)(b)	2,739,073	2,401,975
FRTKL, Series 2021-SFR1, Class E2, 2.52%, 09/17/2038(a)	3,250,000	2,710,140
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059(a)(b)	5,480,000	5,143,972
GCAT Trust,
Series 2019-NQM3, Class B1, 3.95%, 11/25/2059(a)(b)	4,000,000	2,952,447
Series 2020-NQM2, Class M1, 3.59%, 04/25/2065(a)(b)	3,500,000	2,903,785

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
GS Mortgage Securities Corp. Trust,
Series 2017-SLP, Class E, 4.74%, 10/10/2032(a)(b)	$5,050,000	$4,790,756
Series 2018-TWR, Class G, 8.05% (1 mo. USD LIBOR + 4.17%), 07/15/2023(a)(e)	3,000,000	2,458,500
GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.32%, 05/10/2050(b)	2,774,000	2,405,360
Homeward Opportunities Fund Trust,
Series 2022-1, Class M1, 5.08%, 07/25/2067(a)(d)	3,904,311	3,669,590
Series 2022-1, Class M1, 5.07%, 07/25/2067(a)(b)	2,878,000	2,428,007
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, 6.04% (1 mo. Term SOFR + 2.25%), 10/15/2039(a)(e)	2,240,000	2,228,031
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067(a)(b)	7,053,000	5,277,689
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-PHH, Class E, 6.59% (1 mo. USD LIBOR + 2.71%), 06/15/2023(a)(e)	2,000,000	661,732
Series 2018-PHH, Class F, 7.19% (1 mo. USD LIBOR + 3.31%), 06/15/2023(a)(e)	2,000,000	369,319
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class C, 4.22%, 07/15/2045(b)	4,760,000	4,577,989
Life Mortgage Trust, Series 2021-BMR, Class D, 5.28% (1 mo. USD LIBOR + 1.40%), 03/15/2038(a)(e)	5,701,227	5,371,205
MACH 1 Cayman Ltd., Series 2019-1, Class B, 4.34%, 10/15/2039(a)	1,953,845	1,550,590
Morgan Stanley Capital I Trust, Series 2018-H4, Class C, 5.24%, 12/15/2051(b)	5,000,000	4,363,739
New Residential Mortgage Loan Trust, Series 2021-NQ1R, Class M1, 2.27%, 07/25/2055(a)(b)	2,250,000	1,454,108
OBX Trust,
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(a)(d)	6,144,249	5,972,731
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(a)(d)	1,267,861	1,215,207
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(a)(d)	14,724,475	14,531,935
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class CR, 6.29% (3 mo. USD LIBOR + 2.05%), 10/20/2034(a)(e)	3,000,000	2,828,754
OHA Loan Funding Ltd., Series 2015-1A, Class CR3, 6.28% (3 mo. USD LIBOR + 2.05%), 01/19/2037(a)(e)	5,000,000	4,708,740
PRKCM Trust, Series 2021-AFC1, Class M1, 3.11%, 08/25/2056(a)(b)	6,966,000	4,390,707
Progress Residential Trust, Series 2022-SFR5, Class D, 5.73%, 06/17/2039(a)	3,000,000	2,773,256
Residential Mortgage Loan Trust, Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(b)	3,276,000	2,730,939
Principal Amount		Value
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(a)	$3,039,185	$1,852,748
Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M, 4.75%, 06/25/2057(a)(b)	3,000,000	2,720,061
SG Residential Mortgage Trust,
Series 2021-2, Class M1, 3.05%, 12/25/2061(a)(b)	5,634,000	3,700,331
Series 2022-1, Class M1, 3.99%, 03/27/2062(a)(b)	4,000,000	2,913,893
Sonic Capital LLC, Series 2021-1A, Class A2II, 2.64%, 08/20/2051(a)	1,354,017	985,993
STAR Trust, Series 2022-SFR3, Class D, 6.42% (1 mo. Term SOFR + 2.55%), 05/17/2024(a)(e)	2,000,000	1,924,369
Starwood Mortgage Residential Trust,
Series 2020-3, Class A3, 2.59%, 04/25/2065(a)(b)	3,000,000	2,567,853
Series 2022-1, Class M1, 3.69%, 12/25/2066(a)(b)	6,000,000	4,152,995
Textainer Marine Containers Ltd., Series 2021-3A, Class B, 2.43%, 08/20/2046(a)	4,500,000	3,549,880
Textainer Marine Containers VII Ltd. (China),
Series 2020-1A, Class B, 4.94%, 08/21/2045(a)	2,860,940	2,683,161
Series 2021-2A, Class B, 2.82%, 04/20/2046(a)	4,366,667	3,630,097
TIF Funding II LLC, Series 2021-1A, Class B, 2.54%, 02/20/2046(a)	1,587,146	1,280,801
TRK Trust, Series 2022-INV1, Class M1, 4.06%, 02/25/2057(a)(b)	8,000,000	6,284,945
Verus Securitization Trust,
Series 2020-INV1, Class A3, 3.89%, 03/25/2060(a)(b)	2,800,000	2,560,798
Series 2021-R2, Class M1, 2.24%, 02/25/2064(a)	4,281,000	3,241,957
Series 2022-INV1, Class A3, 5.83%, 08/25/2067(a)(d)	4,862,258	4,685,378
Series 2022-INV2, Class A3, 6.79%, 10/25/2067(a)(d)	1,984,233	1,939,561
Vista Point Securitization Trust,
Series 2020-1, Class M1, 4.15%, 03/25/2065(a)(b)	2,100,000	1,914,431
Series 2020-2, Class M1, 3.40%, 04/25/2065(a)(b)	1,650,000	1,332,829
Voya CLO Ltd., Series 2014-1A, Class CR2, 6.99% (3 mo. Term SOFR + 3.06%), 04/18/2031(a)(e)	1,300,000	1,052,458
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/2024(a)(b)	6,000,000	5,191,265
Series 2017-C39, Class C, 4.12%, 09/15/2050	2,309,000	1,931,795
Series 2017-RC1, Class D, 3.25%, 01/15/2060(a)	4,000,000	2,938,830
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(a)	2,370,000	1,933,048
Total Asset-Backed Securities (Cost $348,372,550)		296,690,243
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
Agency Credit Risk Transfer Notes–10.92%
Fannie Mae Connecticut Avenue Securities, Series 2022-R04, Class 1M2, 6.62% (30 Day Average SOFR + 3.10%), 03/25/2042(a)(e)	$1,285,000	$1,246,586
Freddie Mac,
Series 2021-DNA2, Class M2, STACR®, 5.82% (30 Day Average SOFR + 2.30%), 08/25/2033(a)(e)	6,630,000	6,414,728
Series 2021-DNA5, Class M2, STACR®, 5.17% (30 Day Average SOFR + 1.65%), 01/25/2034(a)(e)	757,500	741,697
Series 2021-HQA3, Class M2, STACR®, 5.62% (30 Day Average SOFR + 2.10%), 09/25/2041(a)(e)	4,250,000	3,663,628
Series 2022-DNA3, Class M1B, STACR®, 6.42% (30 Day Average SOFR + 2.90%), 04/25/2042(a)(e)	5,000,000	4,791,906
Series 2022-HQA2, Class M1, STACR®, 7.52% (30 Day Average SOFR + 4.00%), 07/25/2042(a)(e)	3,000,000	2,951,487
Series 2022-HQA3, Class M1, STACR®, 7.07% (30 Day Average SOFR + 3.55%), 08/25/2042(a)(e)	5,370,000	5,104,686
5.82% (30 Day Average SOFR + 2.30%), 08/25/2042(a)(e)	4,805,556	4,755,696
Series 2022-HQA3, Class M2, STACR®, 8.87% (30 Day Average SOFR + 5.35%), 08/25/2042(a)(e)	4,000,000	3,704,762
Series 2018-HRP2, Class M3, STACR®, 6.42% (1 mo. USD LIBOR + 2.40%), 02/25/2047(a)(e)	4,555,507	4,444,799
Series 2020-DNA5, Class M2, STACR®, 6.32% (30 Day Average SOFR + 2.80%), 10/25/2050(a)(e)	2,024,466	2,029,060
Freddie Mac Multifamily Connecticut Avenue Securities Trust,
Series 2019-01, Class M10, 7.29% (1 mo. USD LIBOR + 3.25%), 10/25/2049(a)(e)	1,267,736	1,173,799
Series 2019-01, Class B10, 9.54% (1 mo. USD LIBOR + 5.50%), 10/25/2049(a)(e)	1,500,000	1,383,164
Total Agency Credit Risk Transfer Notes (Cost $44,449,885)		42,405,998
U.S. Government Sponsored Agency Mortgage-Backed Securities–8.03%
Collateralized Mortgage Obligations–1.35%
Fannie Mae REMICs, IO, 2.50%, 08/25/2049(f)	14,138,161	1,978,083
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M2, 7.30%(30 Day Average SOFR + 3.75%), 01/25/2051(a)(e)	1,500,000	1,342,372
Freddie Mac REMICs, IO, 2.50%, 09/25/2048(f)	15,381,940	1,919,063
		5,239,518
Principal Amount		Value
Federal Home Loan Mortgage Corp. (FHLMC)–0.00%
9.00%, 04/01/2025	$7,939	$8,060
9.50%, 04/01/2025	2,077	2,077
6.50%, 06/01/2029 to 08/01/2032	2,192	2,270
7.00%, 03/01/2032 to 05/01/2032	745	755
		13,162
Federal National Mortgage Association (FNMA)–0.01%
6.00%, 04/01/2024	35	36
6.75%, 07/01/2024	10,434	10,746
6.95%, 07/01/2025 to 10/01/2025	9,220	9,201
6.50%, 01/01/2026 to 10/01/2036	3,100	3,204
7.00%, 06/01/2029	262	265
8.00%, 10/01/2029	15	16
		23,468
Government National Mortgage Association (GNMA)–6.67%
8.00%, 03/15/2023 to 12/15/2030	255,130	268,471
7.00%, 06/15/2023 to 12/15/2036	249,388	250,920
6.50%, 07/15/2024 to 09/15/2032	15,304	15,342
6.95%, 07/20/2025 to 11/20/2026	31,132	31,112
8.50%, 01/15/2037	13,651	13,740
TBA, 5.50%, 12/01/2052(g)	25,000,000	25,304,312
		25,883,897
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $31,372,594)		31,160,045
Shares
Preferred Stocks–6.97%
Mortgage REITs–6.97%
AG Mortgage Investment Trust, Inc., 8.00%, Series C, Pfd., REIT(h)	150,000	2,546,985
AGNC Investment Corp., 9.19% (3 mo. USD LIBOR + 5.11%), Series C, Pfd.(e)	16,015	395,090
Annaly Capital Management, Inc., 6.50%, Series G, Pfd.(h)	150,000	3,450,000
Chimera Investment Corp., 8.00%, Series B, Pfd.(h)	150,000	3,219,000
Chimera Investment Corp., 7.75%, Series C, Pfd.(h)	49,884	944,304
Chimera Investment Corp., 8.00%, Series D, Pfd.(h)	62,288	1,256,972
Dynex Capital, Inc., 6.90%, Series C, Pfd.(h)	160,000	3,481,600
MFA Financial, Inc., 6.50%, Series C, Pfd.(h)(i)	150,000	2,727,000
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.(h)	79,989	1,745,360
Rithm Capital Corp., 7.13%, Series B, Pfd.(h)	100,000	2,070,000
Two Harbors Investment Corp., 7.63%, Series B, Pfd.(h)	45,658	857,914
Two Harbors Investment Corp., 7.25%, Series C, Pfd.(h)	185,624	3,571,406
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Shares		Value
Mortgage REITs–(continued)
Two Harbors Investment Corp., 8.13%, Series A, Pfd., REIT(h)	39,488	$779,888
Total Preferred Stocks (Cost $29,975,543)		27,045,519
Principal Amount
U.S. Treasury Securities–0.44%
U.S. Treasury Bills–0.44%
3.78%, 03/09/2023(j)	$312,000	308,402
4.54% - 4.60%, 05/11/2023(j)	1,429,000	1,400,400
Total U.S. Treasury Securities (Cost $1,709,886)		1,708,802
Shares
Money Market Funds–3.81%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(k)(l)	8,871,542	8,871,542
Invesco Treasury Portfolio, Institutional Class, 3.76%(k)(l)	5,914,362	5,914,362
Total Money Market Funds (Cost $14,785,904)		14,785,904
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-106.61% (Cost $470,666,362)		413,796,511
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.04%
Invesco Private Government Fund, 3.83%(k)(l)(m)	43,808	$43,808
Invesco Private Prime Fund, 4.15%(k)(l)(m)	112,597	112,620
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $156,405)		156,428
TOTAL INVESTMENTS IN SECURITIES–106.65% (Cost $470,822,767)		413,952,939
OTHER ASSETS LESS LIABILITIES—(6.65)%		(25,829,017)
NET ASSETS–100.00%		$388,123,922
Investment Abbreviations:
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $292,524,791, which represented 75.37% of the Fund’s Net Assets.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2022.
(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2022.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(f)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(g)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(h)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(i)	All or a portion of this security was out on loan at November 30, 2022.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,855,736	$133,742,565	$(142,726,759)	$-	$-	$8,871,542	$227,590
Invesco Treasury Portfolio, Institutional Class	11,903,824	89,161,710	(95,151,172)	-	-	5,914,362	147,911
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$1,747,552	$(1,703,744)	$-	$-	$43,808	$715*
Invesco Private Prime Fund	-	4,428,417	(4,315,838)	23	18	112,620	1,963*
Total	$29,759,560	$229,080,244	$(243,897,513)	$23	$18	$14,942,332	$378,179

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(l)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Securities LLC	Sell	2.00%	Monthly	12/16/2072	3.369%	USD	10,000,000	$(807,664)	$(738,796)	$68,868
Credit Risk
J.P. Morgan Securities LLC	Buy	(2.00)	Monthly	10/17/2057	2.759	USD	10,000,000	159,389	130,312	(29,076)
Total Centrally Cleared Credit Default Swap Agreements								$(648,275)	$(608,484)	$39,792

(a)	Centrally cleared swap agreements collateralized by $80,772 cash held with Merrill Lynch International.
(b)	Implied credit spreads represent the current level, as of November 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$296,690,243	$—	$296,690,243
Agency Credit Risk Transfer Notes	—	42,405,998	—	42,405,998
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	31,160,045	—	31,160,045
Preferred Stocks	27,045,519	—	—	27,045,519
U.S. Treasury Securities	—	1,708,802	—	1,708,802
Money Market Funds	14,785,904	156,428	—	14,942,332
Total Investments in Securities	41,831,423	372,121,516	—	413,952,939
Other Investments - Assets*
Swap Agreements	—	68,868	—	68,868
Other Investments - Liabilities*
Swap Agreements	—	(29,076)	—	(29,076)
Total Other Investments	—	39,792	—	39,792
Total Investments	$41,831,423	$372,161,308	$—	$413,992,731

*	Unrealized appreciation (depreciation).
Invesco Income Fund